Other operational gain (Details)	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 28, 2013 USD ($)	Oct. 03, 2014 USD ($)	Nov. 19, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Gain Contingencies [Line Items]
Other operational gain				$ 592,000	$ 10,003,000	$ 3,787,000
Gain from insurance claim				0	237,000	$ 1,030,000
Number of claims settled						2
Exinguishment of liability related to amount of fuel and lubricants remaining on board				0	1,361,000	$ 0
Star Borealis
Gain Contingencies [Line Items]
Proceeds from sale of settled claim		$ 8,016,000
Gain on sale of claim					9,377,000
Gross daily charter rate	$ 24,750
Exinguishment of liability related to amount of fuel and lubricants remaining on board					1,361,000
Hull and Machinery Insurance Claim and Protection and Indemnity Claim
Gain Contingencies [Line Items]
Other operational gain					456,000
Settlement agreement with Ishhar
Gain Contingencies [Line Items]
Other operational gain						2,500,000
Korea Line Corporation, Rehabilitation plan
Gain Contingencies [Line Items]
Other operational gain						$ 177,000
Proceeds from sale of trading securities			$ 144,000	$ 550,000
Rebate from Company's previous manning agent
Gain Contingencies [Line Items]
Rebate from previous manning agent					$ 170,000